CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Schedule I —CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s subsidiaries and VIE’s established in the PRC are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s subsidiaries and its VIEs are also required to set aside at least 10% of its after‑tax profit based on the PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in China, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to the PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

Regulation S‑X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12‑04, Schedule I of Regulation S‑X as the restricted net assets of the Company’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

CONDENSED BALANCE SHEETS

	As of March 31	As of March 31
	2020	2019
	USD	USD
ASSETS:
Cash	1,709,149	24,828,067
Prepayment and other assets	5,796	349,990
Investments in subsidiaries, VIEs and VIEs' subsidiaries	66,588,444	135,632,715
TOTAL ASSETS	68,303,389	160,810,772

LIABILITIES:
Accrued expenses and other current liabilities	202,500	18,243
Note payable	20,000,000	20,000,000
Consideration payable	—	14,289,371
TOTAL LIABILITIES	20,202,500	34,307,614

SHAREHOLDERS' EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 49,984,223 and 49,625,303 shares issued and outstanding as of March 31, 2020 and 2019, respectively.	4,999	4,963
Additional paid-in capital	60,559,583	59,806,865
Treasury stock	(3,988,370)	(1,320,468)
Retained earnings	(1,429,623)	69,768,756
Accumulated other comprehensive loss	(7,045,700)	(1,756,958)
TOTAL SHAREHOLDERS' EQUITY	48,100,889	126,503,158
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	68,303,389	160,810,772

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

	Years Ended March 31,
	2020	2019	2018
	USD	USD	USD
Equity in earnings of subsidiaries, VIEs and VIEs' subsidiaries	(35,994,910)	14,725,415	68,117,762
General administrative expense and others	(6,013,633)	(9,192,834)	(2,607,137)
Impairment on long-term investments	(29,189,836)	—	—
NET (LOSS) INCOME	(71,198,379)	5,532,581	65,510,625

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(5,288,740)	(6,136,187)	6,028,143
COMPREHENSIVE (LOSS) INCOME	(76,487,119)	(603,606)	71,538,768

CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2020	2019	2018
	USD	USD	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(71,198,379)	5,532,581	65,510,625
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries, VIEs and VIEs' subsidiaries	35,994,910	(14,725,415)	(68,117,762)
Impairment from long-term investments	29,189,836	—	—
Share-based compensation	347,466	6,585,386	1,828,868

Changes in operating assets and liabilities:
Prepayments and other assets	344,195	(339,995)	44,295
Accrued expenses and other current liabilities	184,258	(2,562,074)	2,898,317

NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(5,137,714)	(5,509,517)	2,164,343

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE's subsidiaries	(1,000,000)	(15,420,961)	—
Purchase of long term investments	(14,594,918)	(1,600,000)	—
NET CASH USED IN INVESTING ACTIVITIES	(15,594,918)	(17,020,961)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering cost	—	—	—
Proceeds from IPO, net of offering costs	—	—	43,273,702
Exercise of share options	281,616	1,156,623	—
Proceeds from issuance of unsecured note	—	20,000,000	—
Repurchase of ordinary shares	(2,667,902)	(1,320,468)	—
Payments for offering cost	—	(318,000)	—
Dividend paid	—	(19,547,532)	—
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(2,386,286)	(29,377)	43,273,702
NET (DECREASE) INCREASE IN CASH	(23,118,918)	(22,559,855)	45,438,045
CASH—beginning of year	24,828,067	47,387,922	1,949,877
CASH—end of year	1,709,149	24,828,067	47,387,922

SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	—	—	—
Cash paid for interest	—	—	—

Notes to condensed financial statements

1.

Hexindai Inc. was founded on April 26, 2016 in Cayman Islands. The condensed full year result of the Company has been prepared assuming the Reorganization (see Note 1 in the combined and consolidated financial statements) was in effect from November 1, 2016.

2.

The condensed financial statements of Hexindai Inc. have been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in subsidiaries, VIEs and subsidiaries of VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

3.

As of March 31, 2020 and 2019, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

4.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Combined and Consolidated Financial Statements.